Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share [Abstract]
Earnings per share
Note 22.- Earnings per share

Basic earnings per share for the year 2018 has been calculated by dividing the profit/(loss) attributable to equity holders of the company by the number of shares outstanding. Diluted earnings per share equals basic earnings per share for the period presented.

	For the year ended December 31,
Item	2018	2017	2016
Profit/(loss) from continuing operations attributable to Atlantica Yield Plc.	41,596	(111,804)	(4,855)
Profit/(loss) from discontinuing operations attributable to Atlantica Yield Plc.	-	-	-
Average number of ordinary shares outstanding (thousands) - basic and diluted	100,217	100,217	100,217
Earnings per share from continuing operations (US dollar per share) - basic and diluted	0.42	(1.12)	(0.05)
Earnings per share from discontinuing operations (US dollar per share) - basic and diluted	-	-	-
Earnings per share from profit/ (loss) for the period (US dollar per share) - basic and diluted	0.42	(1.12)	(0.05)